Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Summary of Inventories
As at	December 31, 2021	December 31, 2020
Harvested cannabis	22,710	20,358
Cannabis supplies and consumables	4,361	5,255
Retail	2,397	—
Millwork	35	—
	29,503	25,613